Share-based compensation - Summary of Option Activity (Detail)	6 Months Ended	12 Months Ended
	Dec. 31, 2021 $ / shares shares	Jun. 30, 2021 $ / shares shares
Share-based Payment Arrangement [Abstract]
Number of shares under option plan, Beginning balance | shares	4,265,958
Number of shares under option plan, Granted | shares	326,000
Number of shares under option plan, Exercised | shares	100,724
Number of shares under option plan, Forfeited | shares	118,333
Number of shares under option plan, Ending balance | shares	4,372,901	4,265,958
Number of shares under option plan, Exercisable at December 31, 2021 | shares	3,059,586
Number of shares under option plan, Vested and expected to vest at December, 2021 | shares	4,372,901
Weighted-average exercise price per option, Beginning balance | $ / shares	$ 4.73
Weighted-average exercise price per option, Granted | $ / shares	11.90
Weighted-average exercise price per option, Exercised | $ / shares	1.89
Weighted-average exercise price per option, Forfeited | $ / shares	6.67
Weighted-average exercise price per option, Ending balance | $ / shares	4.92	$ 4.73
Weighted-average exercise price per option, Exercisable at December 31, 2021 | $ / shares	3.23
Weighted- average exercise price per option Vested and expected to vest at December, 2021 | $ / shares	$ 4.92
Weighted- Average Remaining Contractual Life (years)	7 years 9 months 18 days	8 years 2 months 12 days
Weighted- average remaining contractual life Exercisable at December, 2021	7 years 3 months 18 days
Weighted- average remaining contractual life Vested and expected to vest at December, 2021	7 years 9 months 18 days